Property, plant and equipment:	12 Months Ended
Dec. 31, 2012
Property, plant and equipment:
Property, plant and equipment:

9.              Property, plant and equipment:

December 31, 2012	Cost	Accumulated amortization	Net book value

Land and buildings	$575	$64	$511
Computer equipment and software	11,529	8,140	3,389
Furniture and fixtures	4,032	1,913	2,119
Machinery and equipment	80,667	34,219	46,448
Leasehold improvements	15,602	9,875	5,727

	$112,405	$54,211	$58,194

December 31, 2011	Cost	Accumulated amortization	Net book value

Land and buildings	$668	$124	$544
Computer equipment and software	8,903	7,246	1,657
Furniture and fixtures	2,072	1,602	470
Machinery and equipment	54,156	27,288	26,868
Leasehold improvements	14,930	9,061	5,869

	$80,729	$45,321	$35,408

As at December 31, 2012, equipment with a cost of $16,532 (December 31, 2011 - $15,448) and a net book value of $2,587 (December 31, 2011 - $3,662) is held under capital lease.

Depreciation expense for the year ended December 31, 2012 was $8,131 (nine months ended December 31, 2011 - $4,394; year ended March 31, 2011 - $2,783).